UNITES STATES
              SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                   FORM 13F

   INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGE~RS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

  Report for the Calendar Year or Quarter Ended _____September 30, 1999________

               (Please read instructions before preparing form.)

If amended report check here:
_________Parnassus Investments______________________________
Name of Institutional Investment Manager

__One Market, Steuart Tower - Suite #1600, San Francisco, CA 94105____________
Business Address        (Street)           (City)     (State) (ZIP)

__________Howard Fong, Vice President__________________(415) 778-0200__________
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                                      ATTENTION
Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of______San Francisco______and State of ____California_____on the ___25_ dav of___ October___, 1999

                                                 ___Parnassus Investments_______
                                      (Name of Institutional Investment Manager)


  (Manual Signature of Person Duly Authorized to Submit This Report)


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Item 1: Name of Issuer        Item 2:         Item 3:        Item 4:      Item 5: Shares  Item 6:       Item 7:   Item 8  Voting
                              Title of Class  CUSIP Number   Fair Market  of Principal    Investment    Managers  Authority
                                                             Value        Amount          Discretion              (Shares)
                                                                                        (a) Sole(b)(c)           (a) Sole  (b)  (c)
Adaptec. Inc.                  Common Stock   00651F108      9,485        239,000       X                         239,000
Autodesk Inc.                  Common Stock   052769106      1,794        82,000        X                          82,000
American International Group   Common Stock   026874107      1,174        13,500        X                          13,500
Inc.

Applied Materials Inc.         Common Stock   038222105       467          6,000        X                          6,000
Advanced Micro Devices Inc.    Common Stock   007903107      8,078        470,000       X                         470,000
Becton Dickinson & Co.         Common Stock   075887109      2,975        106,000       X                         106,000
Baldor Electric                Common Stock   057741100      2,301        121,500       X                         121,500

Borders Group Inc.             Common Stock   099709107      2,233        152,000       X                         152,000
Bristol-Myers Squibb Company   Common Stock   110122108       405          6,000        X                          6,000
Calgon Carbon Corporation      Common Stock   129603106       273         40,000        X                          40,000
Cognex Corporation             Common Stock   192422103      21,584       715,000       X                         715,000
Clorox Company                 Common Stock   189054109       230          6,000        X                          6,000
Chase Mahattan Corporation     Common Stock   16161A108       302          4,000        X                          4,000
Consolidated Stores            Common Stock   210149100      4,479        203,000       X                         203,000
Corporation
Costco Wholesale Corporation   Common Stock   22160Q102       216          3,000        X                          3,000
Compaq Computers Corporation   Common Stock   204493100      12,467       545,000       X                         545,000
Cisco Systems, Inc.            Common Stock   17275R102      1,783        26,000        X                          26,000
Delta Air Lines Inc.           Common Stock   247361108      9,409        194,000       X                         194,000
Dana Corporation               Common Stock   235811106       371         10,000        X                          10,000
Department 56 Inc.             Common Stock   249509100      2,681        112,000       X                         112,000
Dayton Hudson Corporation      Common Stock   239753106      7,988        133,000       X                         133,000
Quantum Corp.- DLT & Storage   Common Stock   747906204      7,481        532,000       X                         532,000
Enron Corporation              Common Stock   293561106       330          8,000        X                          8,000
Electro Scientific             Common Stock   285229100      25,309       475,000       X                         475,000
Industries Inc.

FEI Company                    Common Stock   30241L109      4,727        625,000       X                         625,000
Federal National Mortgage      Common Stock   313586109      1,316        21,000        X                          21,000
Assoc.

Federal Home Loan Mortgage     Common Stock   313400301       884         17,000        X                          17,000
Gannett Company                Common Stock   364730101       208          3,000        X                          3,000
General Mills Inc.             Common Stock   370334104       243          3,000        X                          3,000
Quantum Corp- Hard Disk Drive  Common Stock   747906303      1,978        266,000       X                         266,000
Helix Technology Corp.         Common Stock   423319102      14,381       432,500       X                         432,500
Heinz (H.J.) Company           Common Stock   423074103       301          7,000        X                          7,000
Henry Schein, Inc.             Common Stock   806407102      5,814        408,000       X                         408,000
Hewlett-Packard Company        Common Stock   428236103       459          5,000        X                          5,000
International Business         Common Stock   459200101       606          5,000        X                          5,000
Machines Corp.

Intel Corporation              Common Stock   458140100      31,434       423,000       X                         423,000
Johnson & Johnson              Common Stock   478160104       919         10,000        X                          10,000
Kellogg Company                Common Stock   487836108       449         12,000        X                          12,000
KeySpan Corporation            Common Stock   49337W100       229          8,000        X                          8,000
Liz Claiborne Inc.             Common Stock   539320101      9,455        305,000       X                         305,000
Lam Research Corporation       Common Stock   512807108      24,400       400,000       X                         400,000
LSI Logic Corporation          Common Stock   502161102      11,897       231,000       X                         231,000
Lucent Technologies Inc.       Common Stock   549463107       584          9,000        X                          9,000
Mattel Inc.                    Common Stock   577081102      9,728        512,000       X                         512,000
Mentor Graphics Corporation    Common Stock   587200106       5352        625,000       X                         625,000
Marsh & McLennan Companies,    Common Stock   571748102       343          5,000        X                          5,000
Inc.

Minnesota Mining &             Common Stock   604059105       480          5,000        X                          5,000
Manufacturing Co.
Merck & Company Inc.           Common Stock   589331107      1,815        28,000        X                          28,000
Micron Technology Inc.         Common Stock   595112103       532          8,000        X                          8,000
Nalco Chemical Company         Common Stock   629853102       202          4,000        X                          4,000
Oxford Health Plans Inc.       Common Stock   691471106      6,975        558,000       X                         558,000
PE Corp-PE Biosystems Group    Common Stock   69332S102       217          3,000        X                          3,000

Proctor & Gamble Company       Common Stock   742718109      1,125        12,000        X                          12,000
Reebok International Ltd.      Common Stock   758110100      2,223        208,000       X                         208,000
Stride Rite Corporation        Common Stock   863314100      1,834        262,000       X                         262,000
STERIS Corporation             Common Stock   859152100      5,775        420,000       X                         420,000
Symantec Corporation           Common Stock   871503108      9,100        253,000       X                         253,000
AT&T Corporation               Common Stock   001957109       479         11,000        X                          11,000
U.S. West Inc.                 Common Stock   912889102       457          8,000        X                          8,000
Walgreen Company               Common Stock   931422109       228          9,000        X                          9,000
Western Digital Corporation    Common Stock   958102105      4,536       1,230,000      X                        1,230,000
Wells Fargo Company            Common Stock   949740104       674         17,000        X                          17,000
Whole Foods Market, Inc.       Common Stock   966837106      10,012       306,000       X                         306,000
Whirlpool Corporation          Common Stock   963320106       261          4,000        X                          4,000
Wellman Inc.                   Common Stock   949702104      7,135        395,000       X                         395,000
Washington Mutual Inc.         Common Stock   939322103       322         11,000        X                          11,000
Dentsply International Inc.    Common Stock   249030107      5,779        254,000       X                         254,000
Xerox Corporation              Common Stock   S16139991       226          5,400        X                          5,400
                 GRAND TOTALS                               309,909
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